Capital management	6 Months Ended
Jun. 30, 2026
Capital management
Capital management

9.    Capital management

As of June 30, 2026 and December 31, 2025 total equity in percent of total assets was 43.2% and 46.1%, respectively, and debt and lease liabilities in percent of total assets was 35.0% and 34.8%, respectively.

For details on the Company’s share buyback program, see note 2 d).

The Company’s financing structure and business model are reflected in its credit ratings. The Company is rated investment grade by S&P Global, Moody’s and Fitch.

The Company’s current corporate credit ratings and outlooks from the credit rating agencies are provided in the table below:

Rating (1)

	S&P Global	Moody’s	Fitch

Corporate credit rating	BBB-	Baa3	BBB-
Outlook	stable	stable	stable
(1)	A rating is not a recommendation to buy, sell, or hold securities of the Company and may be subject to suspension, change, or withdrawal at any time by the assigning rating agency.